Borrowings - Short-Term Borrowings (Repurchase Agreements) (Details) - Cash Management [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Abstract]
Amount outstanding	$ 120,054	$ 84,781	$ 88,990
Maximum amount outstanding at any month end	120,054	102,954	134,293
Average amount outstanding	$ 89,816	$ 89,707	$ 114,639
Weighted average interest rate:
Weighted average interest rate, For the year	0.99%	0.88%	0.88%
Weighted average interest rate, As of year end	1.40%	0.88%	0.86%